ING INVESTORS TRUST
ING Global Real Estate Portfolio (“Portfolio”)

Supplement dated January 11, 2007
to the Adviser Class, Institutional Class, Service Class
and Service 2 Class Prospectuses
each dated April 28, 2006

Effective February 28, 2007, Joseph P. Smith, CFA, is added as a portfolio manager to ING Global Real Estate Portfolio.

Effective February 28, 2007, the second paragraph under the section entitled “Description of the Portfolios – More on the Sub-Adviser” on page 17 of the Adviser Class, Institutional Class, Service Class and Service 2 Class Prospectuses is amended to reflect the addition of Joseph P. Smith as a portfolio manager to the Portfolio:

T. Ritson Ferguson, Steven D. Burton and Joseph P. Smith share responsibility for the day-to-day management of the Portfolio.

Name	Position and Recent Business Experience

T. Ritson Ferguson, CFA

Mr. Ferguson, Chief Investment Officer (“CIO”) and Portfolio Manager, has managed the Portfolio since January 2006 and has 20 years of real estate investment experience. Mr. Ferguson has served as Co-CIO and more recently CIO of INGCRES since 1991.

Steven D. Burton, CFA

Mr. Burton, Managing Director and Portfolio Manager, is a member of INGCRES’ Investment Committee and has managed the Portfolio since January 2006. He is also responsible for evaluating the investment potential of public real estate companies outside of the United States. Mr. Burton joined INGCRES in 1995.

Joseph P. Smith, CFA

Mr. Smith, Managing Director and Portfolio Manager, is a member of INGCRES’ Investment Committee and has managed the Portfolio since February 2007. He joined INGCRES in 1997 and has 13 years of real estate investment management experience.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING INVESTORS TRUST
ING Global Real Estate Portfolio (“Portfolio”)

Supplement dated January 11, 2007
to the Adviser Class Statement of Additional Information (“SAI”)
and to the Institutional Class, Service Class and Service 2 Class SAI
each dated April 28, 2006

1.             Effective February 28, 2007, the table under the sub-section entitled “ING Global Real Estate Portfolio – Other Managed Accounts” under the section entitled “Other Information About Portfolio Managers” on page 134 of the Adviser Class SAI and on page 138 of the Institutional Class, Service Class and Service 2 Class SAI is amended to reflect the addition of Joseph P. Smith as a portfolio manager to the Portfolio:

	Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
T. Ritson Ferguson, CFA	12	$6,950.8	4	$32.3	9	$179.9
Steven D. Burton, CFA	12	$6,950.8	4	$32.3	9	$179.9
Joseph P. Smith, CFA(1)	15	$14,920.2	4	$109.5	22	$1,824.7

(1) As of December 31, 2006.

2.             The table under the sub-section entitled “ING Global Real Estate Portfolio – Portfolio Manager Ownership of Securities” under the section entitled “Other Information About Portfolio Managers” on page 135 of the Adviser Class SAI and on page 139 of the Institutional Class, Service Class and Service 2 Class SAI is amended to reflect the addition of Joseph P. Smith as a portfolio manager to the Portfolio:

Dollar Range of
Portfolio Manager	Fund Shares Owned

T. Ritson Ferguson, CFA	None

Steven D. Burton, CFA	None

Joseph P. Smith, CFA	None

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE